Other Income	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Other Income
32	OTHER INCOME
Other income for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Income from operating leases	¥34,426	¥40,337	¥235,044
Income related to disposal of assets leased	1,233	2,744	112,344
Income related to IT solution services	12,836	19,880	33,828
Gains on disposal of property, plant and equipment, and other intangible assets	3,035	1,862	541
Reversal of impairment losses of investments in associates and joint ventures	9,930	—	2,402
Gains on step acquisition of subsidiaries	405	22,040	—
Others	76,358	68,768	121,507

Total other income	¥138,223	¥155,631	¥505,666